Expense Example (Emerging Markets Value Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Emerging Markets Value Trust
Expense Example:
Year 1	$ 114
Year 3	356
Year 5	617
Year 10	1,363
Series II, Emerging Markets Value Trust
Expense Example:
Year 1	134
Year 3	418
Year 5	723
Year 10	1,590
Series NAV, Emerging Markets Value Trust
Expense Example:
Year 1	109
Year 3	340
Year 5	590
Year 10	$ 1,306